Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2065 Fund
June 30, 2023
AFF65-NPRT1-0823
1.9895824.104
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	466,912	6,900,961
Fidelity Advisor Series Growth Opportunities Fund (a)	425,900	4,876,555
Fidelity Advisor Series Small Cap Fund (a)	237,737	2,745,860
Fidelity Series All-Sector Equity Fund (a)	240,861	2,497,733
Fidelity Series Commodity Strategy Fund (a)	8,091	783,238
Fidelity Series Large Cap Stock Fund (a)	531,654	10,048,261
Fidelity Series Large Cap Value Index Fund (a)	74,489	1,077,858
Fidelity Series Opportunistic Insights Fund (a)	348,116	5,977,156
Fidelity Series Small Cap Core Fund (a)	1,932	19,841
Fidelity Series Small Cap Opportunities Fund (a)	260,865	3,359,940
Fidelity Series Stock Selector Large Cap Value Fund (a)	502,771	6,324,860
Fidelity Series Value Discovery Fund (a)	437,040	6,476,932
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,164,444)		51,089,195

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	208,413	2,971,976
Fidelity Series Emerging Markets Fund (a)	321,204	2,669,201
Fidelity Series Emerging Markets Opportunities Fund (a)	631,728	10,707,789
Fidelity Series International Growth Fund (a)	477,428	7,844,134
Fidelity Series International Small Cap Fund (a)	129,904	2,108,340
Fidelity Series International Value Fund (a)	710,382	7,856,821
Fidelity Series Overseas Fund (a)	625,761	7,847,047
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,526,159)		42,005,308

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	79,773	630,207
Fidelity Series Emerging Markets Debt Fund (a)	19,007	140,654
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,944	46,474
Fidelity Series Floating Rate High Income Fund (a)	11,595	103,895
Fidelity Series International Credit Fund (a)	577	4,449
Fidelity Series International Developed Markets Bond Index Fund (a)	330	2,833
Fidelity Series Investment Grade Bond Fund (a)	230,363	2,292,108
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,068,379	6,431,644
Fidelity Series Real Estate Income Fund (a)	15,372	147,266
TOTAL BOND FUNDS (Cost $10,582,219)		9,799,530

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	1,320,136	1,320,136
Fidelity Series Short-Term Credit Fund (a)	7,030	67,557
TOTAL SHORT-TERM FUNDS (Cost $1,387,400)		1,387,693

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $103,660,222)	104,281,726
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,720)
NET ASSETS - 100.0%	104,268,006

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,791,950	811,281	423,418	-	(35,902)	757,050	6,900,961
Fidelity Advisor Series Growth Opportunities Fund	4,095,889	615,078	429,586	-	(48,357)	643,531	4,876,555
Fidelity Advisor Series Small Cap Fund	2,331,993	401,896	100,169	-	(1,358)	113,498	2,745,860
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	532,338	110,614	606	86	11	(12,150)	630,207
Fidelity Series All-Sector Equity Fund	2,093,796	264,331	81,070	-	4,419	216,257	2,497,733
Fidelity Series Canada Fund	2,481,397	412,599	27,544	-	101	105,423	2,971,976
Fidelity Series Commodity Strategy Fund	640,967	160,813	745	-	(3)	(17,794)	783,238
Fidelity Series Emerging Markets Debt Fund	116,871	22,830	137	1,928	-	1,090	140,654
Fidelity Series Emerging Markets Debt Local Currency Fund	39,188	6,059	47	-	1	1,273	46,474
Fidelity Series Emerging Markets Fund	1,658,778	955,015	747	-	(20)	56,175	2,669,201
Fidelity Series Emerging Markets Opportunities Fund	9,416,751	1,108,163	112,707	-	419	295,163	10,707,789
Fidelity Series Floating Rate High Income Fund	86,086	16,886	99	2,109	-	1,022	103,895
Fidelity Series Government Money Market Fund 5.17%	1,071,281	249,735	880	14,692	-	-	1,320,136
Fidelity Series International Credit Fund	4,456	33	-	34	-	(40)	4,449
Fidelity Series International Developed Markets Bond Index Fund	-	3,633	795	-	(4)	(1)	2,833
Fidelity Series International Growth Fund	6,556,128	1,090,468	92,716	-	4,553	285,701	7,844,134
Fidelity Series International Small Cap Fund	1,808,258	276,673	2,053	-	39	25,423	2,108,340
Fidelity Series International Value Fund	6,539,824	1,054,089	36,442	-	753	298,597	7,856,821
Fidelity Series Investment Grade Bond Fund	1,928,076	458,032	64,808	20,279	(699)	(28,493)	2,292,108
Fidelity Series Large Cap Stock Fund	8,426,736	1,106,136	128,767	-	4,642	639,514	10,048,261
Fidelity Series Large Cap Value Index Fund	898,990	148,669	12,926	-	415	42,710	1,077,858
Fidelity Series Long-Term Treasury Bond Index Fund	5,421,269	1,224,336	38,222	43,164	(1,067)	(174,672)	6,431,644
Fidelity Series Opportunistic Insights Fund	4,994,455	629,591	181,522	-	4,854	529,778	5,977,156
Fidelity Series Overseas Fund	6,550,230	1,113,918	132,354	-	5,343	309,910	7,847,047
Fidelity Series Real Estate Income Fund	158,594	25,586	38,262	2,557	(1,370)	2,718	147,266
Fidelity Series Short-Term Credit Fund	62,293	5,559	-	448	-	(295)	67,557
Fidelity Series Small Cap Core Fund	-	18,924	-	11	-	917	19,841
Fidelity Series Small Cap Opportunities Fund	2,849,577	445,865	110,320	-	(4,415)	179,233	3,359,940
Fidelity Series Stock Selector Large Cap Value Fund	5,305,855	842,051	94,713	-	(447)	272,114	6,324,860
Fidelity Series Value Discovery Fund	5,419,937	921,575	39,412	-	(150)	174,982	6,476,932
	87,281,963	14,500,438	2,151,067	85,308	(68,242)	4,718,634	104,281,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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